Financial Risk Management Activities (Details)	12 Months Ended					12 Months Ended																										12 Months Ended									12 Months Ended										12 Months Ended																																12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($) Oz	Dec. 31, 2008 USD ($)	Dec. 31, 2009	Dec. 31, 2007 USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Currency [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Forward Contracts [Member] Currency [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Interest Rate Swap Member Gold [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Commodity [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Currency [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Currency [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Option [Member] Convertible Debt [Member] USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Warrant [Member] Equity Member USD ($)	Dec. 31, 2010 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)	Dec. 31, 2009 Non Hedge Derivative Gain (Loss) And Movement Of Bonds [Member] Embedded Derivative Financial Instruments [Member] USD ($)	Dec. 31, 2010 Product Sales [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2009 Product Sales [Member] Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2009 Depreciation [Member] Forward Contracts [Member] Currency [Member] USD ($)	Dec. 31, 2010 Forward Contracts [Member]	Dec. 31, 2009 Forward Contracts [Member]	Dec. 31, 2008 Forward Contracts [Member]	Dec. 31, 2010 Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2009 Forward Contracts [Member] Commodity [Member] USD ($)	Dec. 31, 2009 Forward Contracts [Member] Commodity [Member] Derivative Assets Current [Member] USD ($)	Dec. 31, 2009 Forward Contracts [Member] Commodity [Member] Derivative Liabilities Current [Member] USD ($)	Dec. 31, 2009 Forward Contracts [Member] Currency [Member] USD ($)	Dec. 31, 2009 Interest Rate Swap Member Gold [Member] Derivative Liabilities Current [Member] USD ($)	Dec. 31, 2009 Option [Member] Commodity [Member] Derivative Assets Current [Member] USD ($)	Dec. 31, 2009 Option [Member] Commodity [Member] Derivative Liabilities Current [Member] USD ($)	Dec. 31, 2010 Option [Member] Convertible Debt [Member] Derivative Liabilities Noncurrent [Member] USD ($)	Dec. 31, 2009 Option [Member] Convertible Debt [Member] Derivative Liabilities Noncurrent [Member] USD ($)	Dec. 31, 2010 Warrant [Member] Equity Member Derivative Assets Current [Member] USD ($)	Dec. 31, 2009 Warrant [Member] Equity Member Derivative Assets Noncurrent [Member] USD ($)	Dec. 31, 2009 Embedded Derivative Financial Instruments [Member] Derivative Liabilities Noncurrent [Member] USD ($)	Dec. 31, 2010 Put Option [Member]	Dec. 31, 2009 Put Option [Member]	Dec. 31, 2008 Put Option [Member]	Dec. 31, 2010 Call Option [Member]	Dec. 31, 2009 Call Option [Member]	Dec. 31, 2008 Call Option [Member]	Dec. 31, 2010 Gold [Member] USD ($)	Dec. 31, 2009 Gold [Member] USD ($)	Dec. 31, 2010 Change In Underlying Share Price Increase Spot By One Unit [Member] Convertible Debt [Member] United States Dollar [Member] USD ($)	Dec. 31, 2010 Change In Underlying Share Price Decrease Spot By One Unit [Member] Convertible Debt [Member] United States Dollar [Member] USD ($)	Dec. 31, 2010 Capital Additions[ Member] USD ($)	Dec. 31, 2009 Capital Additions[ Member] USD ($)	Dec. 31, 2009 Derivative Assets Current [Member] USD ($)	Dec. 31, 2009 Derivative Liabilities Current [Member] USD ($)	Dec. 31, 2010 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2009 Carrying Reported Amount Fair Value Disclosure [Member] USD ($)	Dec. 31, 2010 Estimate Of Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2009 Estimate Of Fair Value Fair Value Disclosure [Member] USD ($)	Dec. 31, 2010 Maturity Profile Amount By Currency United States Dollar [Member] USD ($)	Dec. 31, 2009 Maturity Profile Amount By Currency United States Dollar [Member] USD ($)	Dec. 31, 2010 Maturity Profile Amount By Currency United States Dollar [Member] Interest Rate Risk [Member] USD ($)	Dec. 31, 2010 Maturity Profile Amount By Currency United States Dollar [Member] Borrowings [Member] USD ($)	Dec. 31, 2010 Maturity Profile Amount By Currency South African Rand [Member] ZAR	Dec. 31, 2009 Maturity Profile Amount By Currency South African Rand [Member] ZAR	Dec. 31, 2010 Maturity Profile Amount By Currency South African Rand [Member] Interest Rate Risk [Member] ZAR	Dec. 31, 2010 Maturity Profile Amount By Currency South African Rand [Member] Borrowings [Member] ZAR	Dec. 31, 2010 Maturity Profile Amount By Currency Australian Dollar [Member] AUD	Dec. 31, 2009 Maturity Profile Amount By Currency Australian Dollar [Member] AUD	Dec. 31, 2010 Maturity Profile Amount By Currency Euro [Member] EUR (€)	Dec. 31, 2009 Maturity Profile Amount By Currency Euro [Member] EUR (€)	Dec. 31, 2010 Maturity Profile Amount By Currency Canadian Dollar [Member] CAD	Dec. 31, 2009 Maturity Profile Amount By Currency Canadian Dollar [Member] CAD	Dec. 31, 2010 Maturity Profile Amount By Currency Hong Kong Dollar [Member] HKD	Dec. 31, 2009 Maturity Profile Amount By Currency Hong Kong Dollar [Member] HKD	Dec. 31, 2010 Maturity Profile Amount By Currency Brazilian Real [Member] BRL	Dec. 31, 2009 Maturity Profile Amount By Currency Brazilian Real [Member] BRL	Dec. 31, 2010 Maturity Profile Amount By Currency Brazilian Real [Member] Interest Rate Risk [Member] BRL	Dec. 31, 2010 Maturity Profile Amount By Currency Brazilian Real [Member] Borrowings [Member] BRL	Dec. 31, 2010 Maturity Profile Amount By Currency Argentinean Peso [Member] ARS	Dec. 31, 2009 Maturity Profile Amount By Currency Argentinean Peso [Member] ARS	Dec. 31, 2010 Maturity Profile Amount By Currency Namibian Dollar [Member] NAD	Dec. 31, 2009 Maturity Profile Amount By Currency Namibian Dollar [Member] NAD	Dec. 31, 2010 Change In Underlying Foreign Exchange Rate Increase Spot By One Unit [Member] South African Rand To United States Dollar Exchange Rate [Member] USD ($)	Dec. 31, 2010 Change In Underlying Foreign Exchange Rate Decrease Spot By One Unit [Member] South African Rand To United States Dollar Exchange Rate [Member] USD ($)	Dec. 31, 2010 Change In Underlying Foreign Exchange Rate Increase Spot By Quarter Unit [Member] Brazilean Real To United States Dollar [Member] USD ($)	Dec. 31, 2010 Change In Underlying Foreign Exchange Rate Decrease Spot By Quarter Unit [Member] Brazilean Real To United States Dollar [Member] USD ($)	Dec. 31, 2010 Change In Underlying Share Price Increase Spot By Quarter Unit [Member] Warrant On Shares [Member] Canadian Dollar [Member] USD ($)	Dec. 31, 2010 Change In Underlying Share Price Decrease Spot By Quarter Unit [Member] Warrant On Shares [Member] Canadian Dollar [Member] USD ($)
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Adjustment For Cumulative Net Translation Differences Resulting From Revaluation And Settlement Of Foreign Denominated Cash Flow Hedges	$ 0	$ 18,000,000
Credit Risk Derivatives [Abstract]
Maximum Potential Future Exposure On Credit Risk Derivatives	1,000,000	335,000,000
Fair Value Concentration Of Risk Derivative Financial Instruments Liabilities	0	104,000,000
Credit Risk Derivatives At Fair Value Net Abstract
Gain Loss On Credit Risk Derivatives Net		150,000,000
Derivative [Line Items]
Outstanding Forward Gold Contracts Kilograms																									0	571	39,990														0	27,071	16,963	0	120,594	146,542
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Unrealized Gain Loss On Derivatives	2,272,000,000	(908,000,000)				265,000,000	(188,000,000)	0	(15,000,000)	13,000,000	(25,000,000)	1,999,000,000	(648,000,000)	0	(3,000,000)	(1,000,000)	(33,000,000)	(5,000,000)	5,000,000	1,000,000	(1,000,000)
Gain Loss On Sale Of Derivatives	(2,975,000,000)	(544,000,000)				(377,000,000)	(535,000,000)	(13,000,000)	107,000,000	(15,000,000)	16,000,000	(2,573,000,000)	(144,000,000)	3,000,000	12,000,000
Derivative Assets Liabilities At Fair Value Net By Balance Sheet Classification [Abstract]
Cash Flow Hedge Derivative Instrument Assets At Fair Value	0	0																												0				0				0	0														0
Cash Flow Hedge Derivative Instrument Liabilities At Fair Value	0	(37,000,000)																													(37,000,000)		0		0	0	0			0														(37,000,000)
Other Derivatives Not Designated As Hedging Instruments Assets At Fair Value	1,000,000	335,000,000																												283,000,000				47,000,000				1,000,000	5,000,000														330,000,000
Other Derivatives Not Designated As Hedging Instruments Liabilities At Fair Value	(176,000,000)	(2,664,000,000)																													(441,000,000)		(13,000,000)		(2,034,000,000)	(176,000,000)	(175,000,000)			(1,000,000)														(2,488,000,000)
Derivative Assets Current	1,000,000	330,000,000																												283,000,000				47,000,000				1,000,000															330,000,000
Derivatives current liabilities	0	(2,525,000,000)																													(478,000,000)		(13,000,000)		(2,034,000,000)																			(2,525,000,000)
Derivatives non-current liabilities	(176,000,000)	(176,000,000)																																		(176,000,000)	(175,000,000)			(1,000,000)
Derivative Assets Noncurrent	0	5,000,000																																					5,000,000
Derivative Assets	1,000,000	335,000,000
Derivative Liabilities	(176,000,000)	(2,701,000,000)
Derivative Instruments Gain Loss Recognized In Other Comprehensive Income Effective Portion Net [Abstract]
Derivative Instruments Gain Loss Recognized In Other Comprehensive Income Effective Portion Net	0	(17,000,000)																										0	(16,000,000)			(1,000,000)
Derivative Instruments Gain Loss Reclassified From Accumulated OCI Into Income Effective Portion Net [Abstract]
Derivative Instruments Gain Loss Reclassified From Accumulated OCI Into Income Effective Portion Net	52,000,000	137,000,000																				52,000,000	137,000,000	0
Derivative Instruments Gain Loss Recognized In Income Ineffective Portion And Amount Excluded From Effectiveness Testing Net [Abstract]
Derivative Instruments Gain Loss Recognized In Income Ineffective Portion And Amount Excluded From Effectiveness Testing Net	0	5,000,000	8,000,000			0	5,000,000		0
Other Comprehensive Income Derivatives Qualifying As Hedges Net Of Tax Period Increase Decrease [Abstract]
Accumulated other comprehensive income as of January 1,	(55,000,000)	(180,000,000)																																													(52,000,000)	(178,000,000)			(3,000,000)	(2,000,000)
Changes in fair value and other movements recognised	0	(18,000,000)																																													0	(16,000,000)			0	(2,000,000)
Reclassification adjustments - before tax	52,000,000	143,000,000																																													52,000,000	142,000,000			0	1,000,000
Accumulated other comprehensive income as of December 31,	(3,000,000)	(55,000,000)	(180,000,000)																																												0	(52,000,000)			(3,000,000)	(3,000,000)
Reclassification adjustments	20,000,000	103,000,000
Accumulated Other Comprehensive income as of December 31,Net of tax	(2,000,000)	(22,000,000)	(112,000,000)
Other Comprehensive Income Derivatives Qualifying As Hedges Net Of Tax Period Increase Decrease	0	(13,000,000)
Derivative Instruments Gain (Loss) In Statement Of Financial Performance [Abstract]
Loss on non-hedge derivatives	(703,000,000)	(1,452,000,000)	(258,000,000)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents	575,000,000	1,100,000,000	575,000,000		477,000,000																																																		575,000,000	1,100,000,000	575,000,000	1,100,000,000
Restricted cash																																																							43,000,000	65,000,000	43,000,000	65,000,000
Short-term debt	(135,000,000)	(1,292,000,000)																																																					(135,000,000)	(1,292,000,000)	(135,000,000)	(1,292,000,000)
Long-term debt	(1,730,000,000)	(667,000,000)																																																					(1,730,000,000)	(667,000,000)	(2,059,000,000)	(889,000,000)
Long-term debt at fair value	(872,000,000)	0																																																					(872,000,000)	0	(872,000,000)	0
Derivatives	(175,000,000)	(2,366,000,000)																																																					(175,000,000)	(2,366,000,000)	(175,000,000)	(2,366,000,000)
Investment in marketable equity securites - available for sale	124,000,000	111,000,000																																																					124,000,000	111,000,000	124,000,000	111,000,000
Marketable debt securities - held to maturity	13,000,000	10,000,000																																																					13,000,000	10,000,000	14,000,000	10,000,000
Non-marketable assets - held to maturity	2,000,000	2,000,000																																																					2,000,000	2,000,000	2,000,000	2,000,000
Non-marketable debt securities - held to maturity	89,000,000	48,000,000																																																					89,000,000	48,000,000	89,000,000	48,000,000
General Discussion Of Derivative Instruments And Hedging Activities [Abstract]
Early Terminations Option Fair Value	0	0	498,000,000
Committed Ounces, Period Ending Balance (Ounces)	0	3,900,000	5,990,000
Net Delta of Hedge Book, Period Ending balance, (Ounces)	0	3,490,000	0
Net Delta of Hedge Book, Period Ending balance, (Tonnes)	0		0	108
Mark To Market Value Of Hedge Positions	0	(2,180,000,000)	0
Mark To Market Based Gold Price Per Ounce (USD)	0	1,102	0
South African Rand To United States Dollar Exchange Rate	0		0	7.4350
Australian Dollar To United States Dollar Exchange Rate	0		0	0.8967
Cash Flow Hedge Open Derivative Instrument Liabilities at Fair Value	0	37,000,000	123,000,000
Maturity Value Of Capital Expenditure Cash Flow Hedge Losses	3,000,000	4,000,000	0
Derivative Instruments Not Designated As Hedging Instruments Loss	703,000,000	1,452,000,000	258,000,000
Cash And Loans Advances Maturities Profile [Abstract]
Cash And Loans Advances Maturities Summary By Amount Fixed Rate Under One Year																																																											13,000,000	506,000,000			969,000,000	1,135,000,000			42,000,000	0	0	0	0	0	0	0	0	0			0	0	102,000,000	0
Cash And Loans Advances Maturities Summary By Interest Rate Percentage Type Fixed Rate Under One Year																																																											0.20%	0.29%			5.58%	7.03%			4.45%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%			0.00%	0.00%	5.00%	0.00%
Cash And Loans Advance Maturities Summary By Amount Floating Rate Under One Year																																																											171,000,000	178,000,000			57,000,000	839,000,000			25,000,000	13,000,000	3,000,000	1,000,000	2,000,000	1,000,000	0	1,000,000	30,000,000	152,000,000			2,000,000	4,000,000	207,000,000	0
Cash And Loans Advances Maturities Summary By Interest Rate Type Floating Rate Percentage Under One Year																																																											0.19%	0.13%			4.64%	6.38%			4.44%	3.52%	1.00%	0.50%	0.20%	0.08%	0.00%	0.01%	8.90%	10.20%			9.00%	10.23%	5.00%	0.00%
Maturities Of Long Term Debt [Abstract]
Within one year - Borrowings Amount																																																														26,000,000				703,000,000												3,000,000
Within one year - Effective Percentage																																																														4.70%				6.40%												4.70%
Between one and two years - Borrowings Amount																																																														5,000,000				0												5,000,000
Between one and two years - Effective Percentage																																																														5.50%				0.00%												5.10%
Between two and five years - Borrowings Amount																																																														1,560,000,000				20,000,000												2,000,000
Between two and five years - Effective Percentage																																																														4.90%				9.80%												6.00%
After five years - Borrowings Amount																																																														994,000,000				237,000,000
After five years - Effective Percentage																																																														5.70%				9.80%												0.00%
Held To Maturity Securities Debt Maturities Total																																																														2,585,000,000				960,000,000												10,000,000
Interest Rate Risk [Abstract]
Within one year - Borrowings Amount																																																													26,000,000				703,000,000												3,000,000
Within one year - Effective Percentage																																																													4.70%				6.40%												4.70%
Between one and three years - Borrowings Amount																																																													880,000,000				7,000,000												7,000,000
Between one and three years - Effective Percentage																																																													6.00%				9.80%												5.30%
After Three years - Borrowings Amount																																																													1,679,000,000				250,000,000												0
After Three years - Effective Percentage																																																													4.80%				9.80%												0.00%
Held To Maturity Securities Borrowings Fixed Total																																																													2,585,000,000				960,000,000												10,000,000
Longterm Convertible Debt Current And Noncurrent [Abstract]
Change In Stock Price Per Share	$ 1
Dollar Change In Mandatory Convertible Bond Price	0.83
Foreign Exchange Risk [Line Items]
Debt Instrument Increase Decrease In Carrying Amount (Increase)																																																																																			(19,000,000)	26,000,000	(1,000,000)	1,000,000
Derivative Sensitivity Analysis [Line Items]
Cash flow hedge accounted																																																	0	0																																					0	0
Non-hedge accounted																																																	(10,000,000)	9,000,000																																					1,000,000	0
Total																																																	(10,000,000)	9,000,000																																					1,000,000	0
Summary Of Derivative Instruments Impact On Results Of Operations [Abstract]
Hedge Settlements Total Accelerated	$ 2,698,000,000	$ 797,000,000	$ 1,088,000,000